ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts Payable And Accrued Liabilities

16. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities of the Company consist of amounts outstanding for trade and other purchases relating to development and exploration, along with administrative activities. The usual credit period taken for trade purchases is between 30 to 90 days.

	December 31,
	2021	2020	2019
Trade accounts payable	$2,502,139	$1,717,977	$2,420,392
Accrued liabilities	-	41,186	-
	$2,502,139	$1,759,163	$2,420,392